Segmented Information	3 Months Ended
Mar. 31, 2023
Segmented Information
Segmented Information

17. Segmented Information

During the three months ended March 31, 2023 and the year ended December 31, 2022, the Company’s operations were in the resource industry in Turkey with head offices in the United States and a satellite office in Sofia, Bulgaria.

	North America	Turkey	Bulgaria	Total
Three months ended March 31, 2023
Revenue	$-	$6,145,939	$-	$6,145,939
Finance cost	150,000	-	-	150,000
Depletion	-	1,959,153	-	1,959,153
Depreciation	2,091	171,748	-	173,839
Accretion of asset retirement obligation	-	52,732	-	52,732
Stock-based compensation	153,922	-	-	153,922
Loss on debt extinguishment	3,439	-	-	3,439
Gain on net monetary position	-	2,708,433	-	2,708,433
Net income (loss)	(1,439,192)	3,711,473	(882)	2,271,399
As at March 31, 2023
Non-current assets	$40,653	$37,495,579	$-	$37,536,232

	Canada	Turkey	Bulgaria	Total
Three months ended March 31, 2022
Revenue	$-	$1,013,625	$-	$1,013,625
Financing cost	47,917	-	-	47,917
Depletion	-	66,549	-	66,549
Depreciation	-	11,180	-	11,180
Accretion of asset retirement obligation	-	224,828	-	224,828
Stock-based compensation	84,721	-	-	84,721
Gain on debt settlement	71,282	-	-	71,282
Net income (loss)	(1,794,492)	(194,270)	57,587	(1,931,175)
As at December 31, 2022
Non-current assets	$42,762	$36,975,457	$-	$30,791,521

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

17.	Segmented Information (continued)

The Company’s breakdown of net revenue by product segment is as follows:

	For the three months ended
	March 31, 2023	March 31, 2022
Oil	$626,774	$880,100
Gas	5,519,165	133,525
	$6,145,939	$1,013,625

The Company incurs royalties of 12.5%. During the three months ended March 31, 2023, the Company paid royalties totaling $16,824,288 (2022 - $113,296).